Related Parties - Composition of Board of Directors and Key Management Personnel (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	34	33
Board Of Directors [member]
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	22	22
Senior managers of key management personnel [member]
Disclosure of transactions between related parties [line items]
Number of board of directors and key management personnel	12	11